CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues		$ 214,970	$ 166,135	[1]	$ 257,334	[1]
Cost of revenues		143,703	124,755	[1]	161,137	[1]
Gross profit (loss)		71,267	41,380	[1]	96,197	[1]
Research and development, net		31,336	26,303		30,184
Selling and marketing		21,512	16,871		21,488
General and administrative		15,587	14,063		18,515
Impairment of held for sale asset		651
Merger, acquisition and related litigation expenses (income), net			(53,633)		118
Operating income (loss)		2,181	37,776	[1]	25,892	[1]
Financial expenses, net		1,722	1,907		2,617
Income before taxes		459	35,869	[1]	23,275	[1]
Taxes on income (tax benefit)		3,492	793		(13,583)
Net loss		(3,033)	35,076	[1]	36,858	[1]
Depreciation and amortization expenses		10,991	10,291		10,978
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues		114,398	92,496	[1]	127,142	[1]
Cost of revenues		72,885	61,939	[1]	80,038	[1]
Gross profit (loss)		41,513	30,557	[1]	47,104	[1]
Research and development, net		9,943	7,350	[1]	10,919	[1]
Selling and marketing		15,305	12,388	[1]	14,955	[1]
General and administrative		8,943	8,520	[1]	11,279	[1]
Impairment of held for sale asset
Merger, acquisition and related litigation expenses (income), net	[1]
Operating income (loss)		7,322	2,299	[1]	9,951	[1]
Depreciation and amortization expenses		5,740	5,953	[1]	7,032	[1]
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		77,614	54,169		104,665
Cost of revenues		45,665	37,728		53,263
Gross profit (loss)		31,949	16,441		51,402
Research and development, net		21,393	18,953		19,265
Selling and marketing		6,169	4,448		6,485
General and administrative		5,059	4,002		5,914
Impairment of held for sale asset
Merger, acquisition and related litigation expenses (income), net
Operating income (loss)		(672)	(10,962)		19,738
Depreciation and amortization expenses		5,138	4,259		3,871
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues		22,958	19,470	[1]	25,527	[1]
Cost of revenues		25,153	25,088	[1]	27,836	[1]
Gross profit (loss)		(2,195)	(5,618)	[1]	(2,309)	[1]
Research and development, net				[1]		[1]
Selling and marketing		38	35	[1]	48	[1]
General and administrative		1,585	1,541	[1]	1,322	[1]
Impairment of held for sale asset
Merger, acquisition and related litigation expenses (income), net	[1]
Operating income (loss)		(3,818)	(7,194)	[1]	(3,679)	[1]
Depreciation and amortization expenses		113	79	[1]	75	[1]
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Cost of revenues
Gross profit (loss)
Research and development, net
Selling and marketing
General and administrative
Impairment of held for sale asset		651
Merger, acquisition and related litigation expenses (income), net			(53,633)		118
Operating income (loss)		(651)	53,633		(118)
Depreciation and amortization expenses

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.